SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended	12 Months Ended
	Apr. 06, 2018	Apr. 02, 2018	Dec. 14, 2017	Oct. 15, 2017	Apr. 30, 2018	Apr. 24, 2018	Apr. 23, 2018	Apr. 15, 2018	Mar. 20, 2018	Feb. 20, 2018	Jan. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Feb. 23, 2018	Jan. 24, 2018	Dec. 31, 2016
Common stock, shares issued												23,951,252	23,901,252			23,336,673
Convertible promissory notes												$ 3,290,450	$ 1,551,488
Convertible promissory note [Member]
Common stock, shares issued			150,000
Convertible promissory note due date			Jun. 14, 2018
Price per share			$ 2.05
Consulting Agreement [Member] | Individual [Member]
Common stock granted shares				100,000
Common stock, shares issued				50,000
Price per share				$ 4.90
Consulting Agreement [Member] | Restricted Stock [Member] | Individual [Member]
Common stock granted shares										250,000
Common stock, shares issued										250,000
Price per share										$ 1.10
Consulting Agreement [Member] | Liviakis Financial Communications, Inc [Member] | Restricted Stock [Member]
Common stock, shares issued														1,000,000
Price per share														$ 0.97
Subsequent Event [Member]
Repayment of convertible note							$ 250,000
Warrant purchase shares								275,000
Subsequent Event [Member] | ISO [Member]
Common stock, shares issued	804,000
Vesting period	4 years
Exercise term	10 years
Subsequent Event [Member] | NSO [Member]
Common stock, shares issued	1,251,700
Vesting period	4 years
Exercise term	10 years
Subsequent Event [Member] | RCS [Member]
Common stock, shares issued	500,000
Vesting period	4 years
Subsequent Event [Member] | Warrants [Member]
Strike price per share								$ 1.00
Subsequent Event [Member] | 2017 Equity Incentive Plan [Member]
Common stock granted shares												5,000,000
Subsequent Event [Member] | Six Convertible Promissory Notes [Member]
Convertible promissory note due date								May 31, 2018
Convertible promissory notes								$ 1,100,000
Subsequent Event [Member] | Convertible promissory note [Member] | Individual [Member]
Proceeds from issuance of convertible promissory note											$ 1,000,000
Convertible promissory note due date											Nov. 30, 2018
Subsequent event description

If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amount of this Note shall be automatically converted into shares of Common Stock (the “Mandatory Conversion” and together with the Optional Conversion, the “Conversion”) at a price per share equal to 75% of the price of the Qualified Offering (the “Mandatory Conversion Price” together with Optional Conversion Price, the “Conversion Price”).

Subsequent Event [Member] | Equity Incentive Plan [Member]
Common stock granted shares													5,000,000
Subsequent Event [Member] | Investor [Member] | Convertible Note [Member]
Convertible Note accrued interest rate						9.00%
Subsequent event description

. In the event of the consummation by the Company, on or before the Maturity Date, of a transaction or series of related transactions in which the Company issues equity securities of the Company in consideration of at least US$4,000,000 (a “Financing”), the then outstanding Investment Amount not previously converted hereunder shall be automatically converted, immediately prior to (but conditioned upon) the consummation of such Financing, into such number of shares (or a sub-class thereof) issued by the Company in the Financing, equal to the outstanding Investment Amount divided by a price per share equal to 75% of the lowest price per share paid to the Company in the Financing. In the event the Financing is not consummated by the Maturity Date, then the outstanding Investment Amount as of the Maturity Date not previously converted hereunder shall be automatically converted, on the Maturity Date, into such number of shares (or a sub-class thereof) issued by the Company in the Financing, equal to the outstanding Investment Amount divided by the Voluntary Conversion PPS.

Price per share						$ 0.75
Investment amount						$ 500,000
Maturity date						Apr. 30, 2019
Convertible conversion price description

Unless earlier converted, at the election of the Investor, the entire then outstanding Investment Amount shall be converted into that number of shares of the most senior class of shares of the Company existing at the time of such conversion, at a price per share (the “Voluntary Conversion PPS”) equal to 75% of the average of the closing prices of the Company’s Common Stock on the OTC Market (or any other market on which the common stock of the Company is then listed for trading) over the thirty (30) consecutive trading days prior to the delivery of the notice of conversion by the Investor to the Company, or, if at the time of such conversion the shares of the Company’s Common Stock are not listed for trading, then the entire then outstanding Investment Amount shall be converted into that number of shares of the most senior class of shares of the Company existing at the time of such conversion, at a price per share equal to 75% of the fair market value of such Common Stock as shall be determined by the Board of Directors based on, among others, a valuation prepared by an independent third party and which shall have been submitted to the Company not more than 90 days prior to the date of such determination by the Board of Directors.

Conversion price per share						$ 0.75
Subsequent Event [Member] | Oak Therapeutics, Inc. [Member]
Convertible promissory note due date					Apr. 30, 2019
Convertible Note accrued interest rate					9.00%
Payment to convertible note holders					$ 10,000
Price per share					$ 0.52
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Convertible promissory note due date									Nov. 30, 2018
Subsequent event description

If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amounts of these Notes shall be automatically converted into shares of Common Stock at a price per share equal to 75% of the price of the Qualified Offering. The Investors in this offering also received warrants (the “Warrants”) for the option to purchase equal to 50% of the shares of Common Stock that the Investor is entitled to receive in connection with the conversion of the Investor’s Note. The Warrants’ price per share shall equal the lower of (a) $2.00 or (b) 125% of the price per share of the Qualified Offering. The Warrants will have a three year term and shall be exercisable in cash.

Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member] | Maximum [Member]
Convertible promissory notes									$ 5,000,000
Subsequent Event [Member] | Patent Purchase Agreement [Member]
Subsequent event description

the maximum number of Shares issuable hereunder shall not exceed Two Hundred Thousand (200,000): (a) 50,000 Shares will be issued on the Effective Date; (b) 10,000 Shares will be issued for each Abandoned Application the prosecution of which is revived by the United States Patent and Trademark Office (“USPTO”); and (c) 50,000 Shares will be issued upon issuance by the USPTO of each patent that includes at least one specific claim in a patent application that recites subject matter to be defined by Assignee in its sole discretion (“Target Claim”).

Subsequent Event [Member] | Consultants [Member] | Advisory Board Committee [Member]
Price per share	$ 0.74
Subsequent Event [Member] | Consulting Agreement [Member] | Individual [Member]
Common stock, shares issued															50,000
Price per share															$ 1.48
Subsequent Event [Member] | Consulting Agreement [Member] | Restricted Stock [Member] | Individual [Member]
Common stock, shares issued										250,000
Subsequent Event [Member] | Consulting Agreement [Member] | Liviakis Financial Communications, Inc [Member] | Restricted Stock [Member]
Common stock, shares issued														1,000,000